FINANCIAL INSTRUMENTS - FAIR VALUES - Summary of Fair Values of Financial Assets And Financial Liabilities As Follows (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	€ 872,043,000	€ 133,534,000
Financial liabilities	473,986,000	126,327,000
Financial assets measured at fair value through profit or loss (FVTPL)	0	0
Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at amortized cost (AC)	365,988,000	126,327,000
Financial liabilities measured at fair value through profit or loss (FVTPL)	107,998,000	0
Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value through profit or loss (FVTPL)	107,998,000
Level 1 and 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets measured at amortized cost (AC)	872,043,000	133,534,000
Trade and other payables
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	59,183,000	34,165,000
Lease liabilities
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	165,233,000	92,162,000
Convertible notes | Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	141,572,000
Convertible notes | Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities, at fair value	154,308,000
Embedded derivative | Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	104,807,000
Embedded derivative | Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities, at fair value	104,807,000
Warrants | Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	3,191,000
Warrants | Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities, at fair value	3,191,000
Trade and other receivables
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	57,081,000	36,456,000
RSP loans | Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	19,099,000	29,998,000
RSP loans | Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	20,263,000	30,231,000
Cash and cash equivalents | Level 1
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	€ 795,863,000	€ 67,080,000